Financial Instruments and Risk Management - Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets (Detail) - GBP (£)
£ in Millions
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of external credit grades [Line Items]
Credit exposure	£ 4,613	£ 3,825	£ 4,653
Aa2/AA and Above [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,575	1,444	2,878
Aa3/AA- [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	313	208	120
A1/A+ [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	651	952	64
A2/A [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	628	370	939
A3/A [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	180	204	160
Baa1/BBB+ [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	59	561	£ 492
Baa2/BBB and Below [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	£ 207	£ 86